SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions				1 Months Ended		12 Months Ended
	Sep. 01, 2024 ILS (₪) ₪ / shares shares	Sep. 01, 2024 USD ($) shares	Aug. 15, 2024 USD ($)	Dec. 21, 2023 ILS (₪) ₪ / shares shares	Dec. 21, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 01, 2024 $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 21, 2023 $ / shares	Nov. 08, 2022 ₪ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 28, 2012 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private offering expenses						$ 162	$ 141
Reclassified from ordinary shares to additional paid-in capital			$ 3,152			$ 0
Ordinary shares, par value per share | ₪ / shares									₪ 0			₪ 0.9
Number of options | shares								675,000		485,625			625,000			720,000
Exercisable, Weighted average exercise price | $ / shares								$ 7.17		$ 9.43			$ 7.31			$ 6.8
Weighted-average grant-date fair value of options granted | $ / shares						$ 6	$ 2.45	$ 2.33
Private placement to Israeli institutional and accredited investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance and sale of ordinary shares | shares	673,340	673,340		1,158,600	1,158,600
Purchase price, per share | ₪ / shares	₪ 54.95			₪ 31.7
Amount per share based on exchange rate published by the Bank of Israel | $ / shares											$ 15.03			$ 8.77
Net proceeds after deducting offering expenses	₪ 36.5	$ 10,000		₪ 36.2	$ 10,000
Percentage of newly issued shares	6.20%	6.20%		11.50%	11.50%
Private offering expenses		$ 163			$ 141
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares															550,000		980,000
Ordinary shares, par value per share | ₪ / shares															₪ 0.9		₪ 0.9
Number of shares approved allocated to grantees | shares						1,530,000
Vesting period for plan						4 years
Expiration period for plan						7 years
Expected dividend rate						0.00%	0.00%	0.00%
Aggregate intrinsic value								$ 0		$ 7,890			$ 1,780
Unrecognized compensation weighted average period of recognition, years						1 year 5 months 19 days
Unrecognized compensation cost related to non-vested stock options										$ 1,062
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan						3 years
Vesting percentage						75.00%